CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash	¥ 7,742,082	¥ 5,810,938
Restricted cash	112,756	34,299
Accounts receivable, net of allowance for doubtful accounts	1,388,535	879,962
Value-added-tax ("VAT") recoverable	114,575	129,994
Prepaid expenses	104,357	80,913
Other current assets	155,782	148,603
Total current assets	9,618,087	7,084,709
Property and equipment, net	24,542,951	19,184,639
Intangible assets, net	557,971	394,628
Prepaid land use rights, net	747,680	747,187
Operating lease right-of-use assets	1,909,239	796,679
Goodwill	2,409,325	1,905,840
Deferred tax assets	136,809	72,931
Restricted cash	171,705	128,025
VAT recoverable	1,129,440	888,483
Other non-current assets	385,643	289,410
Total assets	41,608,850	31,492,531
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including RMB254,000 and RMB237,500 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	1,681,787	1,137,737
Accounts payable (including RMB181,448 and RMB243,637 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	2,880,745	1,675,966
Accrued expenses and other payables (including RMB160,401 and RMB199,029 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	1,541,688	817,883
Deferred revenue (including RMB68,003 and RMB52,290 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	59,826	90,316
Operating lease liabilities, current (including RMB31,869 and RMB41,576 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	73,362	55,139
Finance lease and other financing obligations, current (including RMB125,318 and RMB27,339 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	230,746	222,473
Total current liabilities	6,468,154	3,999,514
Long-term borrowings, excluding current portion (including RMB12,500 and RMB60,000 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	9,337,882	8,028,473
Convertible bonds payable	2,086,179	2,049,654
Operating lease liabilities, non-current (including RMB66,387 and RMB133,719 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	1,141,835	709,998
Finance lease and other financing obligations, non-current (including RMB921,965 and RMB986,301 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	7,101,401	4,751,121
Deferred tax liabilities (including RMB76,297 and RMB81,302 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	282,266	252,672
Other long-term liabilities (including RMB29,950 and RMB20,496 of VIEs without recourse to the primary beneficiary as of December 31, 2019 and June 30, 2020, respectively)	298,334	345,537
Total liabilities	26,716,051	20,136,969
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and June 30, 2020; Redemption value of RMB1,061,981 and RMB1,064,137 as of December 31, 2019 and June 30, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,378,419 as of December 31, 2019 and June 30, 2020, respectively)	1,064,137	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 1,148,842,379 and 1,210,996,227 Class A ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020)	434	412
Additional paid-in capital	16,125,571	12,403,043
Accumulated other comprehensive loss	(47,075)	(52,684)
Accumulated deficit	(2,250,268)	(2,057,190)
Total shareholders' equity	13,828,662	10,293,581	¥ 8,419,255	¥ 5,521,925
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders' equity	¥ 41,608,850	¥ 31,492,531